ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Mar. 31, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Summary of accrued expenses and other current liabilities

	As of March 31,
	2021	2022	2022
	(RMB)	(RMB)	(US$)
Salaries and social security insurance payable(1)	86,818,418	57,459,273	$9,051,270
Promotion service fee(2)	58,358,838	64,883,477	10,220,768
Taxes other than income tax	1,615,475	1,171,381	184,522
Late fees(3)	93,890,390	9,499,595	1,496,423
Payable for property, plant and equipment	4,730,933	48,774,134	7,683,144
CDC transportation and storage fee	12,087,830	35,023,095	5,517,012
Guarantee deposits(4)	48,732,986	94,528,659	14,890,624
Professional service fee(5)	8,694,317	7,758,448	1,222,149
Other payable(6)	7,821,284	7,653,291	1,205,584
Total	322,750,471	326,751,353	51,471,496
(1)	This payable includes primarily unpaid salaries and outstanding social security insurance. During the fiscal year ended March 31, 2022, YS Group paid approximately RMB29.4 million to reduce its payable related to salaries, social security insurance. During the period from April 1, 2022 to the date of this report, YS Group paid approximately RMB11.1 million to reduce this payables. Salaries and social security insurance payables are consisted of the following:

	As of March 31,
	2021	2022	2022
	(RMB)	(RMB)	(US$)
Salaries	46,263,007	49,020,045	7,721,881
Social security insurance	39,926,173	7,732,161	1,218,008
Union Fee	629,238	707,067	111,381
Total	86,818,418	57,459,273	9,051,270
(2)	Promotion service fee primarily represents fees for the vaccine promotion, including design and implementation of academic activities, and collection of market information.
(3)	Late fees primarily represent late fees related to corporate income tax, taxes other than income tax and social security insurance and housing reserve fund contributions due to the fact that YS Group failed to pay the income tax related to the period from calendar year 2011 to calendar year 2013, taxes other than income tax related to the period from calendar year 2014 to the beginning of calendar year 2021 and social security insurance related to the period from calendar year 2015 to the beginning of calendar year 2021. As of June, 2021, YS Group has fully paid the unpaid taxes, including income tax and other taxes other than income tax, as well as the late fees charge of them. In fiscal year 2022, the late fee is incurred from unpaid social insurance. The late fees consisted of the following:

	As of March 31,
	2021	2022	2022
	(RMB)	(RMB)	(US$)
Late fee charge of income tax	53,890,577	—	—
Late fee charge of taxes other than income tax	10,635,413	—	—
Late fee charge of social insurance	29,364,400	9,499,595	1,496,423
Total	93,890,390	9,499,595	1,496,423
(4)	Guarantee deposits primarily represented refundable deposits paid to YS Group by external service providers as a measurement to guarantee us that external service providers will provide us with high quality and reasonable professional services. The external service providers’ professional service scope includes conducting market research and analysis, monitoring product clinical information, collecting and reporting adverse events of the product use, providing academic visits and education seminars, assisting product shipment and payment collections. Their services doesn’t assume inventory risk for the vaccines before they are transferred to the end customers.
(5)	Professional service fees primarily represented service fees from consultants and other advisors.
(6)	Other payable primarily represented employees’ reimbursement and value added tax.